Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 37	$ (31)
Net losses (gains) on derivative instruments	7	(4)
Losses from redemption of debt securities	19	22
Other	2
Other finance costs (income)	$ 65	$ (13)